Long-Term Debt - Additional Information - Other (Detail) $ in Thousands	Sep. 30, 2016 USD ($) CreditFacility	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Carrying amount of debt	$ 3,148,851	$ 3,363,874
Weighted-average effective interest rate	3.10%	2.90%
Aggregate principal repayments, remainder of 2016	$ 106,100
Aggregate principal repayments, 2017	537,100
Aggregate principal repayments, 2018	643,700
Aggregate principal repayments, 2019	781,500
Aggregate principal repayments, 2020	273,300
Aggregate principal repayments, thereafter	864,800
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aggregate principal repayments, remainder of 2016	29,000
Aggregate principal repayments, 2017	166,700
Aggregate principal repayments, 2018	115,400
Aggregate principal repayments, 2019	$ 43,000
Number of credit facilities | CreditFacility	5
Collateralized Debt Obligations [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of credit facilities | CreditFacility	2
Number of credit facilities undrawn | CreditFacility	1
Collateralized Debt Obligations [Member] | Term loans [Member]
Debt Instrument [Line Items]
Number of credit facilities | CreditFacility	5
Collateralized Debt Obligations [Member] | Term loans [Member] | Line of Credit One [Member] | Minimum [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	113.00%
Vessel values to drawn principal balance ratios	116.00%
Collateralized Debt Obligations [Member] | Term loans [Member] | Line of Credit One [Member] | Maximum [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	125.00%
Vessel values to drawn principal balance ratios	352.00%
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Lower range of credit facility margin	0.30%	0.30%
Higher range of credit facility margin	4.00%	3.25%
ALP Maritime Services B.V. [Member]
Debt Instrument [Line Items]
Carrying amount of debt	$ 58,300
Fixed Interest Rate	2.93%